NET FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income	$ 16,785	$ 16,496	$ 1,463
Foreign exchange gains	313	1,569	16
Finance income	17,098	18,065	1,479
Interest expense on financial liabilities measured at amortized cost	302,324	178,498	97,775
Interest leasing	0	0	937
Gain on interest rate swaps	(9,206)	(8,039)	(53,623)
Foreign exchange losses	1,023	335	0
Other financial expenses	947	542	241
Finance expense	295,088	171,336	45,330
Net finance expense	$ (277,990)	$ (153,271)	$ (43,851)